Property And Equipment, Net (Schedule Of Property And Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment	$ 267	$ 336
Less accumulated depreciation	(237)	(266)
Property, Plant and Equipment, Net, Total	30	70
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	218	260
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	19	33
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 30	$ 43